Basis of accounting (Policies)	6 Months Ended
Jun. 30, 2020
Basis of accounting
Going concern

Going concern

The Group has incurred recurring losses since inception, including net losses of £31.9 million, £19.9 million and £20.5 million for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, as of June 30, 2020, the Group had an accumulated loss of £117.6 million. The Group expects to continue to generate operating losses for the foreseeable future. On July 17, 2020, the Group announced it raised £159 million in a private placement, with net proceeds after transaction related fees and expenses of approximately £145 million (see note 17).

As of the issuance date of these condensed consolidated interim financial statements, the Group therefore expects that its cash and cash equivalents would be sufficient to fund its operating expenses and capital expenditure requirements for at least twelve months from the issuance date of these condensed consolidated interim financial statements. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Impairment of intangible assets, goodwill and non-financial assets

Impairment of intangible assets, goodwill and non-financial assets

The Group continues to review the effect of the COVID‑19 pandemic on its operations, ongoing and planned clinical trials and the potential disruption to financial markets. Management has determined that the current effect on the Group does not require an impairment of intangible assets or goodwill as the Company’s market value still supports the value of the assets. However, management will continue to monitor the situation for any triggering events that relate to the pandemic.

Dividend	Dividend The Directors do not recommend the payment of a dividend for the six months ended June 30, 2020, (six months ended June 30, 2019: £nil and the year ended December 31, 2019: £nil).